NEOS ETF Trust
FIS Christian Stock Fund
Schedule of Investments
August 31, 2023 (Unaudited)
Investments	Number of Shares	Value
COMMON STOCKS — 92.9%
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc.	986	$217,236

Automobile Components — 1.1%
Gentex Corp.	9,216	300,995

Automobiles — 0.2%
Dr. Ing. h.c.F. Porsche AG - ADR^	5,833	63,988

Banks — 1.5%
HDFC Bank Ltd. - ADR^	6,683	416,418

Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.*	1,466	133,963

Capital Markets — 5.3%
Ares Management Corp., Class A	3,188	329,767
Blue Owl Capital, Inc.	19,271	230,288
FactSet Research Systems, Inc.	1,180	514,964
Intercontinental Exchange, Inc.	3,727	439,749
		1,514,768
Commercial Services & Supplies — 3.0%
GFL Environmental, Inc. - ADR^	19,357	627,167
Republic Services, Inc.	1,657	238,823
		865,990
Construction Materials — 2.0%
Holcim Ltd. - ADR*^	43,730	575,924

Consumer Staples Distribution & Retail — 3.3%
Casey’s General Stores, Inc.	2,360	576,807
Costco Wholesale Corp.	660	362,525
		939,332
Containers & Packaging — 1.8%
Graphic Packaging Holding Co.	23,600	524,864

Diversified Consumer Services — 1.0%
Grand Canyon Education, Inc.*	2,507	293,946

Diversified Telecommunication Services — 2.7%
Cellnex Telecom S.A. - ADR^	11,683	222,912
Cogent Communications Holdings, Inc.	7,670	541,348
		764,260
Electronic Equipment, Instruments & Components — 0.8%
Trimble, Inc.*	4,145	227,105

Energy Equipment & Services — 3.1%
SBM Offshore N.V.^	34,069	494,380
Tenaris S.A. - ADR^	12,061	385,108
		879,488
Financial Services — 1.0%
Equitable Holdings, Inc.	10,396	299,405

Food Products — 1.7%
Bunge Ltd.^	4,379	500,607

Ground Transportation — 2.7%
Canadian Pacific Kansas City Ltd. - ADR^	4,130	327,840
Old Dominion Freight Line, Inc.	1,009	431,216
		759,056
Health Care Equipment & Supplies — 7.0%
Dexcom, Inc.*	2,206	222,762
Edwards Lifesciences Corp.*	3,894	297,774
Intuitive Surgical, Inc.*	2,040	637,867
Stryker Corp.	986	279,581
Zimmer Biomet Holdings, Inc.	4,602	548,190
		1,986,174
Health Care Providers & Services — 3.8%
Chemed Corp.	1,062	543,149
Humana, Inc.	1,180	544,724
		1,087,873
Hotels, Restaurants & Leisure — 1.0%
Domino’s Pizza, Inc.	713	276,216

Household Durables — 3.9%
Lennar Corp.	3,610	429,915
Toll Brothers, Inc.	8,414	689,359
		1,119,274
Household Products — 0.9%
Energizer Holdings, Inc.	7,872	270,403

Insurance — 2.5%
AIA Group Ltd. - SP-ADR^	11,841	427,579
Everest Re Group Ltd.^	777	280,248
		707,827
Leisure Products — 1.3%
Polaris, Inc.	3,388	379,761

Machinery — 3.1%
AGCO Corp.	2,597	336,389
Nordson Corp.	1,263	308,349
Parker-Hannifin Corp.	610	254,309
		899,047
Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	7,170	286,155

Multi-Utilities — 1.0%
Engie S.A. - SP-ADR^	17,867	288,909

Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	3,270	389,228
EOG Resources, Inc.	2,486	319,749
		708,977
Pharmaceuticals — 1.7%
Zoetis, Inc.	2,492	474,751

Professional Services — 3.1%
FTI Consulting, Inc.*	1,416	263,121
ManpowerGroup, Inc.	4,130	325,733
RELX plc - SP-ADR^	9,558	310,922
		899,776
Real Estate Investment Trust — 2.1%
Americold Realty Trust, Inc.	9,042	304,263
Crown Castle, Inc.	2,887	290,143
		594,406
Semiconductors & Semiconductor Equipment — 9.5%
NVIDIA Corp.	2,779	1,371,575
ON Semiconductor Corp.*	7,245	713,343
Skyworks Solutions, Inc.	3,850	418,649
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR^	2,360	220,825
		2,724,392
Software — 7.9%
Check Point Software Technologies Ltd. - ADR*^	3,187	428,938
Datadog, Inc.*	2,741	264,452
Nice Ltd. - SP-ADR*^	1,569	305,641
Palo Alto Networks, Inc.*	3,110	756,663
ServiceNow, Inc.*	834	491,084
		2,246,778
Specialty Retail — 3.9%
Lowe’s Companies, Inc.	2,724	627,828
Valvoline, Inc.	13,848	476,925
		1,104,753
Technology Hardware, Storage & Peripherals — 2.4%
Logitech International S.A. - ADR^	5,581	384,084
NetApp, Inc.	4,018	308,181
		692,265
Trading Companies & Distributors — 1.3%
United Rentals, Inc.	752	358,358

Wireless Telecommunication Services — 0.5%
Tele2 AB, Class B^	19,470	137,518

TOTAL COMMON STOCKS
(Cost $24,012,066)		26,520,958

SHORT-TERM INVESTMENTS — 6.2%
Money Market Fund
First American Treasury Obligations Fund, Class X, 5.261% (a)	1,788,176	1,788,176
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,788,176)		1,788,176

TOTAL INVESTMENTS — 99.1%
(Cost $25,800,242)		28,309,134
OTHER ASSETS LESS LIABILITIES — 0.9%		247,051
NET ASSETS — 100.0%		$28,556,185

* Non-income producing security.
^ Foreign security.
(a) 7-day net yield.
ADR - American Depositary Receipt
plc - Public Limited Company
SP-ADR - Sponsored American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FIS Christian Stock Fund invested, as a percentage of net assets, in the following countries as of August 31, 2023 (Unaudited):

ALLOCATION BY COUNTRY

United States	76.6%
Switzerland	3.4%
Canada	3.3%
Bermuda	2.8%
Israel	2.6%
Netherlands	1.7%
Hong Kong	1.5%
India	1.5%
Luxembourg	1.3%
United Kingdom	1.1%
France	1.0%
Spain	0.8%
Taiwan, Province of China	0.8%
Sweden	0.5%
Germany	0.2%
Other(1)	0.9%
100.0%
(1) Includes cash and net other assets (liabilities).

NEOS ETF Trust
FIS Christian Stock Fund
Notes to Quarterly Schedule of Investments
August 31, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

FIS Christian Stock Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$26,520,958	$-	$-	$26,520,958
Money Market Fund	1,788,176	-	-	1,788,176
Total Investments	$28,309,134	$-	$-	$28,309,134

* See Schedule of Investments for segregation by industry.